Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 781	$ 993
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	686	829
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	65	114
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	26	38
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	4	12
Accumulated impairment [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(3)	(3)
Accumulated impairment [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	(1)
Accumulated impairment [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (2)	$ (2)